Income Taxes (Tables)	6 Months Ended
Jun. 30, 2019
Income Taxes [Abstract]
Schedule of Unrecognized Tax Positions
Liability at June 7, 2019	$10,448
Additions related to the current period	124
Liability at June 30, 2019	$10,572